Fair Value Measurements - Schedule of Cash and Cash Equivalents (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Cash and cash equivalents	$ 87,227	$ 76,911	$ 112,027	$ 106,438	$ 114,057
Short-term restricted cash	0	0	1,600	289	0
Long-term restricted cash	1,669	1,377	1,377	1,311	1,379
Total cash, cash equivalents, and restricted cash	$ 88,896	$ 78,288	$ 115,004	$ 108,038	$ 115,436	$ 140,064